Portfolio of Investments November 30, 2025
NAZ
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 158.9% (99.2% of Total Investments)
X 230,860,979 MUNICIPAL BONDS - 158.9%  (99.2% of Total Investments) X –
EDUCATION AND CIVIC ORGANIZATIONS - 29.8% (18.6% of Total Investments)
$ 2,175,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Green Series 2016B
5 .000% 07/01/47 $ 2,176,993
2,000,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Green Series 2024A
5 .000 07/01/50 2,116,382
2,030,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2020B
4 .000 07/01/47 1,931,113
425,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2025A
5 .000 07/01/45 457,709
1,000,000 Arizona Board of Regents, University of Arizona, System Revenue
Bonds, Refunding Series 2021A
5 .000 06/01/42 1,057,730
2,000,000 Arizona Board of Regents, University of Arizona, System Revenue
Bonds, Refunding Series 2025A
5 .000 06/01/50 2,103,594
515,000 (a) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A
5 .125 07/01/37 516,155
525,000 Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017C
5 .000 07/01/47 527,239
250,000 (a) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D
5 .000 07/01/47 234,306
1,700,000 Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017F
5 .000 07/01/37 1,730,024
1,000,000 Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017F
5 .000 07/01/52 1,002,078
380,000 (a) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G
5 .000 07/01/47 356,145
240,000 (a) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Montessori Academy Projects, Refunding
Series 2017A
6 .250 11/01/50 212,075
420,000 (a) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Somerset Academy of Las Vegas Aliante
and Skye Canyon Campus Projects, Series 2021A
4 .000 12/15/41 366,695
375,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds,  Arizona Agribusiness and Equine Center, Inc.
Project, Series 2017B
5 .000 03/01/48 342,487
100,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2017B
4 .250 07/01/27 100,042
615,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2018A
5 .000 07/01/38 624,273
1,000,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2018A
5 .000 07/01/48 994,541
125,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, GreatHearts Arizona Projects, Series 2021A
5 .000 07/01/28 130,156
125,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, GreatHearts Arizona Projects, Series 2021A
5 .000 07/01/29 131,948
130,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, GreatHearts Arizona Projects, Series 2021A
5 .000 07/01/30 139,031
125,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, GreatHearts Arizona Projects, Series 2021A
5 .000 07/01/31 135,156
455,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy of Nevada Horizon,
Inspirada and St. Rose Campus Projects, Series 2018A
5 .750 07/15/38 457,938
100,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Social Bonds Pensar Academy Project, Series
2020
4 .000 07/01/30 97,119
1,645,000 Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, University of Indianapolis - Health Pavilion
Project, Series 2019A
4 .000 10/01/39 1,559,565
1,080,000 Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, University of Indianapolis - Health Pavilion
Project, Series 2019A
4 .000 10/01/49 890,459

Portfolio of Investments November 30, 2025
(continued)
NAZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,085,000 (a),(b) Arizona Industrial Development Authority, Education Facility
Revenue Bonds, Caurus Academy Project, Series 2018A
6 .375% 06/01/39 $ 868,000
500,000 Glendale Industrial Development Authority, Arizona, Revenue
Bonds, Midwestern University, Series 2025
5 .000 05/15/45 526,799
360,000 Industrial Development Authority, Pima County, Arizona,
Education Revenue Bonds, Center for Academic Success Project,
Refunding Series 2019
4 .000 07/01/31 361,424
340,000 Industrial Development Authority, Pima County, Arizona,
Education Revenue Bonds, Center for Academic Success Project,
Refunding Series 2019
4 .000 07/01/33 339,602
780,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Arizona Autism Charter Schools
Project, Series 2020A
5 .000 07/01/50 719,306
195,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Arizona Autism Charter Schools
Project, Social Series 2021A
4 .000 07/01/51 151,057
355,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Great Hearts Academies Projects,
Series 2017A
5 .000 07/01/37 360,996
490,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Great Hearts Academies Projects,
Series 2017C
5 .000 07/01/48 491,380
1,715,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Highland Prep Project, Series 2019
5 .000 01/01/50 1,723,146
700,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2021A
4 .000 07/01/41 634,980
335,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2024
4 .250 07/01/44 299,693
870,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Paradise Schools Projects, Series
2016
5 .000 07/01/47 797,904
520,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Reid Traditional School Projects,
Series 2016
5 .000 07/01/36 520,767
300,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Reid Traditional School Projects,
Series 2016
5 .000 07/01/47 282,086
2,000,000 Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Creighton University
Projects, Series 2020
4 .000 07/01/50 1,806,080
775,000 McAllister Academic Village LLC, Arizona, Revenue Bonds,
Arizona State University Hassayampa Academic Village Project,
Refunding Series 2016
5 .000 07/01/37 781,688
1,000,000 McAllister Academic Village LLC, Arizona, Revenue Bonds,
Arizona State University Hassayampa Academic Village Project,
Refunding Series 2016
5 .000 07/01/38 1,007,492
1,000,000 Northern Arizona University, System Revenue Bonds, Refunding
Series 2020B - BAM Insured
5 .000 06/01/39 1,060,905
70,000 (a) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A
5 .000 07/01/46 66,026
800,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Great Hearts Academies Project, Series
2016A
5 .000 07/01/41 799,421
315,000 (a) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Legacy Traditional Schools Projects,
Series 2015
5 .000 07/01/35 315,168
300,000 (a) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Legacy Traditional Schools Projects,
Series 2015
5 .000 07/01/45 292,895
650,000 (a) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Legacy Traditional Schools Projects,
Series 2016A
5 .000 07/01/41 650,281

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,110,000 (a) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Northwest Christian School Project,
Series 2020A
5 .000% 09/01/45 $ 967,377
400,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Villa Montessori, Inc. Projects, Series
2015
5 .000 07/01/35 400,242
900,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Vista College Preparatory Project, Series
2018A
4 .125 07/01/38 885,270
1,995,000 Phoenix Industrial Development Authority, Arizona, Lease
Revenue Bonds, Eastern Kentucky University Project, Series 2016
5 .000 10/01/36 2,016,942
500,000 Pima County Community College District, Arizona, Revenue
Bonds, Series 2019
5 .000 07/01/36 522,594
120,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools Project,
Series 2017
6 .000 06/15/37 120,546
680,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools Project,
Series 2017
6 .125 06/15/47 680,712
200,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .250 07/01/36 160,000
115,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, San Tan Montessori School
Project, Series 2017
6 .750 02/01/50 115,074
455,000 (a) Pima County Industrial Development Authority, Arizona,
Education Revenue Bonds, Noah Webster Schools Mesa Project,
Series 2015A
5 .000 12/15/34 452,850
730,000 Pinal County Community College District, Arizona, Revenue
Bonds, Central Arizona College, Series 2017 - BAM Insured
5 .000 07/01/35 736,536
1,000,000 (a) Sierra Vista Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Desert Heights Charter School Project,
Refunding Series 2024
6 .125 06/01/57 939,948
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 43,246,140
HEALTH CARE - 20.4% (12.7% of Total Investments)
890,000 Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Children's National Prince County Regional
Medical Center, Series 2020A
4 .000 09/01/38 902,308
4,975,000 Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2020A
4 .000 02/01/50 4,427,695
1,000,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, Honor Health, Series 2024D
5 .000 12/01/44 1,047,424
1,250,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2019A
5 .000 09/01/42 1,278,143
3,275,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2021A
4 .000 09/01/51 2,848,645
1,250,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A
5 .000 01/01/32 1,280,053
1,000,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A
5 .000 01/01/35 1,021,366
2,000,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2017A
5 .000 01/01/41 2,055,267
2,000,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2019A
4 .000 01/01/44 1,871,485
3,000,000 Phoenix Industrial Development Authority, Arizona, Lease
Revenue Bonds, Mayo/Brooks Rehabilitation Facility Project,
Series 2024A
5 .000 10/31/44 3,187,910
2,250,000 Pima County Industrial Development Authority, Arizona, Revenue
Bonds, Tucson Medical Center, Series 2021A
3 .000 04/01/51 1,599,148
1,025,000 Yavapai County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, Yavapai Regional Medical Center,
Refunding Series 2016
5 .000 08/01/36 1,034,569
815,000 Yavapai County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, Yavapai Regional Medical Center,
Series 2019
5 .000 08/01/39 853,144

Portfolio of Investments November 30, 2025
(continued)
NAZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 650,000 Yavapai County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, Yavapai Regional Medical Center,
Series 2019
4 .000% 08/01/43 $ 616,857
3,625,000 Yuma Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yuma Regional Medical Center, Series 2024A
5 .250 08/01/49 3,805,506
500,000 Yuma Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yuma Regional Medical Center, Series 2024A
4 .000 08/01/54 450,328
1,325,000 Yuma Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yuma Regional Medical Center, Series 2024A
5 .250 08/01/54 1,380,534
TOTAL HEALTH CARE 29,660,382
HOUSING/MULTIFAMILY - 1.7% (1.1% of Total Investments)
1,830,000 Arizona Industrial Development Authority, Student Housing
Revenue Bonds, Provident Group - NCCU Properties LLC- North
Carolina Central University, Series 2019A - BAM Insured
5 .000 06/01/49 1,848,513
250,000 (a) Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A
5 .375 10/01/56 205,648
500,000 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2022A
7 .000 10/01/56 504,537
TOTAL HOUSING/MULTIFAMILY 2,558,698
HOUSING/SINGLE FAMILY - 3.7% (2.3% of Total Investments)
1,810,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024C
4 .850 09/01/54 1,824,548
940,000 Phoenix and Maricopa County Industrial Development Authority,
Arizona, Single Family Mortgage Revenue Bonds, Series 2023A
5 .450 09/01/48 968,016
790,000 Phoenix and Maricopa County Industrial Development Authority,
Arizona, Single Family Mortgage Revenue Bonds, Series 2024A
4 .650 09/01/54 787,576
735,000 Tucson and Pima County Industrial Development Authority,
Arizona, Joint Single Family Mortgage Revenue Bonds, Series
2023A
4 .850 07/01/48 750,755
1,090,000 Tucson and Pima County Industrial Development Authority,
Arizona, Joint Single Family Mortgage Revenue Bonds, Series
2024A
4 .800 07/01/54 1,095,812
TOTAL HOUSING/SINGLE FAMILY 5,426,707
INFORMATION TECHNOLOGY - 0.3% (0.2% of Total Investments)
410,000 (c) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4 .100 12/01/37 411,004
TOTAL INFORMATION TECHNOLOGY 411,004
LONG-TERM CARE - 4.7% (3.0% of Total Investments)
585,000 Arizona Industrial Development Authority, Multifamily Housing
Revenue Bonds, Bridgewater Avondale Project, Series 2017
5 .375 01/01/38 477,839
1,000,000 Glendale Industrial Development Authority, Arizona, Senior
Living Revenue Bonds, Royal Oaks Royal Oaks - Inspirata Pointe
Project, Series 2020A
5 .000 05/15/41 970,534
1,735,000 Phoenix Industrial Development Authority, Arizona, Multi-Family
Housing Revenue Bonds, 3rd and Indian Road Assisted Living
Project, Series 2016
5 .400 10/01/36 1,403,434
2,000,000 (d) Phoenix Industrial Development Authority, Arizona, Senior Living
Rental Housing Revenue Bonds, Christian Care Surprise, Inc.
Project, Refunding Series 2025A
5 .500 12/01/50 1,955,019
1,435,000 Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Friendship Village of Tempe Project, Refunding Series
2021A
4 .000 12/01/38 1,354,571
1,080,000 (a) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6 .125 10/01/47 720,044
TOTAL LONG-TERM CARE 6,881,441

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL - 21.1% (13.2% of Total Investments)
$ 575,000 Buckeye Union High School District 201, Maricopa County,
Arizona, General Obligation Bonds, School Improvement Project,
Refunding Series 2017 - BAM Insured
5 .000% 07/01/35 $ 588,735
1,215,000 Buckeye, Arizona, General Obligation Bonds, Series 2025 5 .250 07/01/50 1,308,871
665,000 Glendale, Arizona, General Obligation Bonds, Series 2024 5 .000 07/01/44 717,860
2,105,000 Golder Ranch Fire District, Pima and Pinal Counties, Arizona,
General Obligation Bonds, Series 2021
4 .000 07/01/45 2,045,133
450,000 Maricopa County Elementary District 59 Laveen, Arizona,
General Obligation Bonds, School Improvement Project 2024,
Series 2025A
5 .000 07/01/45 485,376
1,045,000 Maricopa County School District 14 Creighton Elementary,
Arizona, General Obligation Bonds, School Improvement Series
2021C
4 .000 07/01/34 1,102,009
2,315,000 Maricopa County School District 214 Tolleson Union High,
Arizona, General Obligation Bonds, School Improvement Project
1990, Series 1990A
5 .000 07/01/38 2,420,486
630,000 Maricopa County School District 214 Tolleson Union High,
Arizona, General Obligation Bonds, School Improvement Project
2017, Series 2018A
5 .000 07/01/37 646,930
800,000 Maricopa County School District 3 Tempe Elementary, Arizona,
General Obligation Bonds, School Improvement, Project of 2022,
Series 2025B
5 .000 07/01/43 872,825
300,000 Maricopa County School District 3 Tempe Elementary, Arizona,
General Obligation Bonds, School Improvement, Project of 2022,
Series 2025B
5 .000 07/01/44 324,753
600,000 Maricopa County School District 6, Arizona, General Obligation
Bonds, Washington Elementary School Improvement Project of
2022, Series 2025B - BAM Insured
5 .000 07/01/44 643,169
1,250,000 Maricopa County School District 66 Roosevelt Elementary,
Arizona, General Obligation Bonds, School Improvement Project
of 2020, Series 2024C - AGM Insured
5 .000 07/01/43 1,337,198
1,500,000 Maricopa County Special Health Care District, Arizona, General
Obligation Bonds, Series 2018C
5 .000 07/01/36 1,571,584
1,275,000 Maricopa County Union High School District 210 Phoenix,
Arizona, General Obligation Bonds, School Improvement &
Project of 2011 Series 2017E
5 .000 07/01/33 1,317,012
1,295,000 Maricopa County Union High School District 216 Agua Fria,
Arizona, General Obligation Bonds, School Improvement, Project
of 2023, Series 2024A
5 .000 07/01/43 1,393,252
200,000 Maricopa County Union High School District 216 Agua Fria,
Arizona, General Obligation Bonds, School Improvement,
Projects of 2023 and 2024, Series 2025
5 .000 07/01/44 215,595
1,000,000 Mohave County Union High School District 2 Colorado River,
Arizona, General Obligation Bonds, School Improvement Series
2017
5 .000 07/01/34 1,025,719
1,000,000 Mohave County Union High School District 2 Colorado River,
Arizona, General Obligation Bonds, School Improvement Series
2017
5 .000 07/01/36 1,021,680
690,000 Northwest Fire District of Pima County, Arizona, General
Obligation Bonds, Series 2017
5 .000 07/01/36 708,093
2,000,000 Paradise Valley Unified School District No. 69, Maricopa County,
Arizona, General Obligation Bonds, School Improvement Project
of 2019, Series 2022D
4 .000 07/01/41 2,015,688
1,000,000 Phoenix, Arizona, General Obligation Bonds, Various Purpose
Series 2024A
5 .000 07/01/45 1,073,038
200,000 Pima County Unified School District 1, Tucson, Arizona, General
Obligation Bonds, Project of 2023 School Improvement Series
2024A - AGM Insured
5 .000 07/01/43 215,720
750,000 Pima County Unified School District 6 Marana, Arizona, General
Obligation Bonds, School Improvement, Project of 2022, Series
2025C
5 .000 07/01/43 804,748
620,000 Pinal County School District 4 Casa Grande Elementary, Arizona,
General Obligation Bonds, School improvement Project 2016,
Series 2017A - BAM Insured
5 .000 07/01/34 635,967

Portfolio of Investments November 30, 2025
(continued)
NAZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,000,000 Pinal County School District 4 Casa Grande Elementary, Arizona,
General Obligation Bonds, School improvement Project 2016,
Series 2017A - BAM Insured
5 .000% 07/01/35 $ 1,023,887
550,000 Pinal County Unified School District 20 Maricopa, Arizona,
General Obligation Bonds, School Improvement Project of 2024,
Series 2025A - BAM Insured
5 .000 07/01/44 584,103
2,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/46 1,779,572
500,000 Tempe Union High School District 213, Maricopa County,
Arizona, General Obligation Bonds, School Improvement Project
of 2022, Series 2025B
5 .000 07/01/43 541,257
1,025,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2024
5 .000 07/01/44 1,109,268
950,000 Tempe, Arizona, General Obligation Bonds, Series 2021 5 .000 07/01/39 1,038,670
105,000 Western Maricopa Education Center District 402, Maricopa
County, Arizona, General Obligation Bonds, School Improvement
Project 2012, Series2014B
4 .500 07/01/33 105,080
TOTAL TAX OBLIGATION/GENERAL 30,673,278
TAX OBLIGATION/LIMITED - 36.5% (22.8% of Total Investments)
100,000 (a) Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian,
Ada County, Idaho, Series 2020
5 .000 06/01/31 101,283
1,250,000 Arizona State Transportation Board, Highway Revenue Bonds,
Refunding Series 2016
5 .000 07/01/35 1,263,799
275,000 Buckeye, Arizona, Excise Tax Revenue Obligations, Refunding
Series 2016
4 .000 07/01/36 275,671
1,000,000 Buckeye, Arizona, Excise Tax Revenue Obligations, Refunding
Series 2025
4 .500 07/01/43 1,028,602
1,215,000 Cadence Community Facilities District, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 3, Series 2020
4 .000 07/01/45 1,034,446
122,853 (a),(b) Cahava Springs Revitalization District, Cave Creek, Arizona,
Special Assessment Bonds, Series 2017A
7 .000 07/01/41 85,997
1,210,000 (a) Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015
5 .000 07/15/39 1,210,000
1,810,000 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2017 - AGM Insured
5 .000 07/15/42 1,848,562
2,445,000 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2018 - BAM Insured
4 .375 07/15/43 2,449,780
650,000 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2021 - BAM Insured
4 .000 07/15/41 650,139
484,000 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2013
5 .250 07/01/38 483,998
696,000 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2019
5 .200 07/01/43 656,392
2,279,000 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 12, Series 2021
3 .750 07/01/45 1,760,768
1,035,000 Eastmark Community Facilities District 2, Mesa, Arizona, General
Obligation Bonds, Series 2020
3 .500 07/15/44 771,524
105,000 Estrella Mountain Ranch Community Facilities District, Goodyear,
Arizona, General Obligation Bonds, Refunding Series 2017 -
AGM Insured
5 .000 07/15/32 107,985
1,145,000 Estrella Mountain Ranch Community Facilities District, Goodyear,
Arizona, Special Assessment Revenue Bonds, Lucero Assessment
District 2, Series 2023
5 .750 07/01/46 1,152,262
370,000 Festival Ranch Community Facilities District, Buckeye, Arizona,
General Obligation Bonds, Series 2016 - BAM Insured
4 .000 07/15/36 370,609
1,000,000 Festival Ranch Community Facilities District, Buckeye, Arizona,
General Obligation Bonds, Series 2017 - BAM Insured
5 .000 07/15/37 1,019,637
590,000 Festival Ranch Community Facilities District, Buckeye, Arizona,
General Obligation Bonds, Series 2018 - BAM Insured
5 .000 07/15/38 601,305
1,000,000 Festival Ranch Community Facilities District, Buckeye, Arizona,
General Obligation Bonds, Series 2020 - BAM Insured
4 .000 07/15/40 1,002,024
1,000,000 Festival Ranch Community Facilities District, Buckeye, Arizona,
General Obligation Bonds, Series 2022 - AGM Insured
5 .000 07/15/42 1,035,876

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 299,000 Festival Ranch Community Facilities District, Buckeye, Arizona,
Special Assessment Revenue Bonds,  Assessment District 11,
Series 2017
5 .200% 07/01/37 $ 291,790
1,469,000 Floreo at Teravalis Community Facilities District, Arizona, Special
Assessment Revenue Bonds, District 1 Series 2025
5 .750 07/01/40 1,538,144
545,000 Goodyear Community Facilities Utilities District 1, Arizona,
General Obligation Bonds, Refunding Series 2016
4 .000 07/15/32 548,429
1,250,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/46 1,261,044
615,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 638,500
200,000 Merrill Ranch Community Facilities District 2, Florence, Arizona,
General Obligation Bonds, Series 2016
5 .000 07/15/31 202,205
385,000 Merrill Ranch Community Facilities District 2, Florence, Arizona,
General Obligation Bonds, Series 2017 - BAM Insured
5 .000 07/15/42 390,832
400,000 Parkway Community Facilities District 1, Prescott Valley, Arizona,
General Obligation Bonds, Series 2006
5 .350 07/15/31 400,110
1,625,000 Phoenix Civic Improvement Corporation, Arizona, Excise Tax
Revenue Bonds, Subordinate Lien Series 2020A
4 .000 07/01/45 1,590,264
580,000 Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility
Revenue Bonds, Mesa Project, Series 2012, (AMT)
5 .000 07/01/38 580,373
1,500,000 Pinal County, Arizona, Pledged Revenue Obligations, Series 2019 4 .000 08/01/38 1,515,338
6,908,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 2,355,612
915,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 892,094
2,440,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 2,303,530
390,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Refunding Series 2016
4 .000 08/01/34 391,847
395,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Refunding Series 2016
4 .000 08/01/36 396,068
2,500,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Series 2020
4 .000 08/01/45 2,427,383
2,000,000 Queen Creek, Arizona, Excise Tax and State Shared Revenue
Obligation Bonds, Series 2024
5 .000 08/01/49 2,109,546
1,000,000 Queen Creek, Arizona, Excise Tax and State Shared Revenue
Obligation Bonds, Series 2024
5 .000 08/01/54 1,049,714
280,000 Sedona, Arizona, Excise Tax Revenue Bonds, Series 2024 - AGM
Insured
5 .000 07/01/54 290,450
1,650,000 Sundance Community Facilities District, Buckeye, Arizona,
General Obligation Bonds, Refunding Series 2018 - BAM Insured
5 .000 07/15/39 1,715,470
347,000 Superstition Vistas Community Facilities District 1, Apache
Junction, Arizona, Special Assessment Bonds,  Assessment Area
3, Series 2024
5 .800 07/01/48 350,250
694,000 Superstition Vistas Community Facilities District 1, Apache
Junction, Arizona, Special Assessment Revenue Bonds, Series
2023
6 .000 07/01/47 714,807
500,000 (d) Superstition Vistas Community Facilities District 1, Arizona,
General Obligation Bonds, Series 2025
4 .500 07/15/45 495,709
235,000 Superstition Vistas Community Facilities District 2, Arizona,
Special Assessment Bonds, Assessment Area 2, Series 2025
5 .700 07/01/40 245,905
750,000 Tartesso West Community Facility District, Buckeye, Arizona,
General Obligation Bonds, Series 2024
4 .000 07/15/47 715,298
2,500,000 Town of Queen Creek, Arizona, Excise Tax and State Shared
Revenue Obligation Bonds, Series 2022
5 .000 08/01/47 2,616,619
500,000 Verrado District 1 Community Faciliites District, Buckeye, Arizona,
General Obligation Bonds, Series 2023 - BAM Insured
4 .125 07/15/41 501,561
405,000 Vistancia North Community Facilities District, Peoria, Arizona,
General Obligation Bonds, Series 2024 - AGM Insured
4 .375 07/15/49 392,502
3,965,000 Yavapai County Jail District, Arizona, Pleged Revenue Obligation
Bonds, Series 2020 - BAM Insured
4 .000 07/01/40 3,977,276
1,160,000 Yuma County, Arizona, Pledge Revenue Obligations, Series 2022
- BAM Insured
4 .250 07/15/42 1,171,764
TOTAL TAX OBLIGATION/LIMITED 52,981,093

Portfolio of Investments November 30, 2025
(continued)
NAZ

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 6.5% (4.0% of Total Investments)
$ 2,000,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019B, (AMT)
5 .000% 07/01/49 $ 2,024,384
1,550,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Refunding Junior Lien Series 2025
5 .000 07/01/45 1,657,837
1,000,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Senior Lien Series 2017A, (AMT)
5 .000 07/01/37 1,019,358
1,000,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Senior Lien Series 2017A, (AMT)
5 .000 07/01/42 1,009,446
1,500,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Senior Lien Series 2018, (AMT)
5 .000 07/01/43 1,519,705
1,045,000 Phoenix Civic Improvement Corporation, Arizona, Rental Car
Facility Charge Revenue Bonds, Series 2019A
5 .000 07/01/35 1,111,509
1,000,000 Phoenix Civic Improvement Corporation, Arizona, Rental Car
Facility Charge Revenue Bonds, Series 2019A
5 .000 07/01/38 1,053,370
TOTAL TRANSPORTATION 9,395,609
U.S. GUARANTEED - 1.6% (e)(1.0% of Total Investments)
550,000 Estrella Mountain Ranch Community Facilities District, Goodyear,
Arizona, General Obligation Bonds, Refunding Series 2017, (Pre-
refunded 7/15/27) - AGM Insured
5 .000 07/15/32 571,199
55,000 Goodyear Community Facilities Utilities District 1, Arizona,
General Obligation Bonds, Refunding Series 2016, (Pre-refunded
7/15/26)
4 .000 07/15/32 55,424
150,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Refunding Series 2016, (Pre-refunded
8/01/26)
4 .000 08/01/34 151,043
150,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Refunding Series 2016, (Pre-refunded
8/01/26)
4 .000 08/01/36 151,043
1,320,000 Scottsdale Municipal Property Corporation, Arizona, Excise Tax
Revenue Bonds, Refunding Series 2017, (Pre-refunded 7/01/27)
5 .000 07/01/36 1,370,736
TOTAL U.S. GUARANTEED 2,299,445
UTILITIES - 32.6% (20.3% of Total Investments)
30,000 Carefree Utilities Community Facilities District, Arizona, Water
System Revenue Bonds, Series 2021
4 .000 07/01/41 30,266
650,000 Carefree Utilities Community Facilities District, Arizona, Water
System Revenue Bonds, Series 2021
4 .000 07/01/46 623,479
655,000 Central Arizona Water Conservation District, Arizona, Water
Delivery O&M Revenue Bonds, Series 2016
5 .000 01/01/36 656,578
2,615,000 City of Mesa, Arizona, Utility System Revenue Bonds, Series
2022C
5 .000 07/01/36 3,069,736
1,250,000 Gilbert Water Resource Municipal Property Corporation, Arizona,
Utility System Revenue Bonds, Senior Lien Green Series 2022
4 .000 07/15/47 1,221,997
1,000,000 Glendale, Arizona, Water and Sewer Revenue Bonds, Refunding
Senior Lien Series 2025
5 .000 07/01/45 1,077,787
785,000 Goodyear, Arizona, Water and Sewer Revenue Obligations,
Refunding Subordinate Lien Series 2016 - AGM Insured
5 .000 07/01/45 786,436
875,000 Goodyear, Arizona, Water and Sewer Revenue Obligations,
Subordinate Lien Series 2020 - AGM Insured
4 .000 07/01/49 812,552
1,825,000 Goodyear, Arizona, Water and Sewer Revenue Obligations,
Subordinate Lien Series 2025
5 .000 07/01/43 1,968,364
200,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5 .000 10/01/42 209,609
1,700,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2018 5 .000 07/01/42 1,752,678
1,205,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2022A -
BAM Insured
5 .000 07/01/46 1,263,557
500,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2025 4 .500 07/01/49 500,934
1,840,000 Phoenix Civic Improvement Corporation, Arizona, Wastewater
System Revenue Bonds, Junior Lien Series 2023
5 .250 07/01/47 1,979,132
1,135,000 Phoenix Civic Improvement Corporation, Arizona, Wastewater
System Revenue Bonds, Refunding Junior Lien Series 2014
5 .000 07/01/29 1,136,596
1,000,000 Phoenix Civic Improvement Corporation, Arizona, Water System
Revenue Bonds, Junior Lien Series 2021A
4 .000 07/01/42 999,070
750,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 738,288

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5 .000% 07/01/37 $ 1,034,934
2,500,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2023A
5 .000 01/01/47 2,631,816
4,000,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2023A
5 .000 01/01/50 4,179,528
1,155,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2023B
5 .000 01/01/48 1,220,418
3,000,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2024A
5 .000 01/01/49 3,180,595
1,290,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2025
5 .000 01/01/51 1,367,629
4,500,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5 .500 12/01/29 4,837,137
5,665,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5 .000 12/01/37 6,152,874
805,000 Surprise, Arizona, Utility  System Revenue Bonds, Refunding
Senior Lien Series 2018
5 .000 07/01/36 845,053
3,000,000 Yuma, Arizona, Utilities System Revenue Bonds, Series 2021 -
BAM Insured
4 .000 07/01/40 3,050,139
TOTAL UTILITIES 47,327,182
TOTAL MUNICIPAL BONDS
(Cost $233,383,402) 230,860,979
TOTAL LONG-TERM INVESTMENTS
(Cost $233,383,402) 230,860,979
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.2% (0.8% of Total Investments)
X 1,775,000 MUNICIPAL BONDS - 1.2%  (0.8% of Total Investments) X –
HEALTH CARE - 1.2% (0.8% of Total Investments)
$ 1,275,000 (f) Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, Honor Health, Refunding Series 2024B
2 .850 12/01/48 $ 1,275,000
500,000 (f) Phoenix Industrial Development Authority, Arizona, Health Care
Facilities Revenue Bonds, Mayo Clinic, Series 2014B
2 .250 11/15/52 500,000
TOTAL HEALTH CARE 1,775,000
TOTAL MUNICIPAL BONDS
(Cost $1,775,000) 1,775,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,775,000) 1,775,000
TOTAL INVESTMENTS - 160.1%
(Cost $235,158,402) 232,635,979
AMTP SHARES, NET - (60.8)% (g) (88,273,919)
OTHER ASSETS & LIABILITIES, NET - 0.7% 940,565
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 145,302,625
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $14,551,280 or 6.3% of Total Investments.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) When-issued or delayed delivery security.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments November 30, 2025
(continued)
NAZ

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(g) AMTP Shares, Net as a percentage of Total Investments is 37.9%.
NAZ
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 230,860,979 $ – $ 230,860,979
Short-Term Investments:
Municipal Bonds – 1,775,000 – 1,775,000
Total $ – $ 232,635,979 $ – $ 232,635,979